LOANS TO THIRD PARTIES (Tables)	12 Months Ended
Jun. 30, 2024
LOANS TO THIRD PARTIES
Schedule of loans to third parties

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Working fund to third party companies	¥123,055,874	¥208,928,370	$28,749,500
Loans to third parties	¥123,055,874	¥208,928,370	$28,749,500